Advance from Customers (Tables)	12 Months Ended
Jun. 30, 2021
Advance from Customers Table [Abstract]
Schedule of advance from customer
	2021	2020
Advance from customers	$2,993,656	$1,414,345
Total	$2,993,656	$1,414,345